INCOME TAX - Estimates to recover income tax assets and settle income tax liabilities - Current tax (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of income tax [line items]
Current tax asset	$ 2,871,411	$ 3,149,902
Current tax liability	(203,908)	(247,502)
Later than one year [member]
Disclosure of income tax [line items]
Current tax asset	2,581,653	2,362,257
Current tax liability	(203,908)	(247,502)
Not later than one year [member]
Disclosure of income tax [line items]
Current tax asset	$ 289,758	$ 787,645